Financial instruments by category	12 Months Ended
Jun. 30, 2026
Financial instruments by category
Financial instruments by category

16. Financial instruments by category

According to IFRS 7, the following note presents the financial assets and financial liabilities by measurement categories defined under IFRS 9 and a reconciliation to the corresponding line in the Consolidated Statement of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables, among others), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 13 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when they occur, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2026 are as follows:

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2026
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	506,127	55,554	-	-	561,681	206,775	768,456
Investment in financial assets:
- Public companies’ securities	-	35,108	-	-	35,108	-	35,108
- Bonds	-	124,771	-	-	124,771	-	124,771
- Mutual funds	-	325,972	-	-	325,972	-	325,972
- Others	5,576	5,068	37,561	648	48,853	-	48,853
Derivative financial instruments:
- Commodities options contracts	-	691	-	-	691	-	691
- Commodities futures contracts	-	3,135	-	-	3,135	-	3,135
- Foreign-currency options contracts	-	2,943	-	-	2,943	-	2,943
- Swaps	-	-	5,973	-	5,973	-	5,973
- Bond futures	-	17	-	-	17	-	17
- Others	-	50	-	-	50	-	50
Restricted assets (i)	5,343	-	-	-	5,343	-	5,343
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	93,966	-	-	-	93,966	-	93,966
- Short-term investments	-	190,499	-	-	190,499	-	190,499
Total assets	611,012	743,808	43,534	648	1,399,002	206,775	1,605,777

	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2026
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	379,091	-	379,091	198,108	577,199
Borrowings (Note 22)	2,022,787	-	2,022,787	-	2,022,787
Derivative financial instruments:
- Commodities options contracts	-	510	510	-	510
- Commodities futures contracts	-	1,636	1,636	-	1,636
- Foreign-currency options contracts	-	112	112	-	112
- Foreign-currency future contracts	-	299	299	-	299
- Swaps	-	5,533	5,533	-	5,533
- Others	-	357	357	-	357
Lease liabilities (Note 13)	161,152	-	161,152	-	161,152
Total liabilities	2,563,030	8,447	2,571,477	198,108	2,769,585

(i)	Correspond mainly to guarantee deposits required under certain financing agreements, which are required to remain restricted throughout the term of such obligations.

Financial assets and financial liabilities as of June 30, 2025 were as follows:

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2025
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	586,784	70,484	-	-	657,268	177,309	834,577
Investment in financial assets:
- Public companies’ securities	-	47,343	-	-	47,343	-	47,343
- Bonds	-	78,442	-	-	78,442	-	78,442
- Mutual funds	-	179,198	-	-	179,198	-	179,198
- Others	7,504	8,394	18,390	-	34,288	-	34,288
Derivative financial instruments:
- Commodities options contracts	-	1,600	-	-	1,600	-	1,600
- Commodities futures contracts	-	2,559	-	-	2,559	-	2,559
- Foreign-currency options contracts	-	5,512	-	-	5,512	-	5,512
- Swaps	-	-	2,553	-	2,553	-	2,553
- Others	-	129	-	-	129	-	129
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	257,985	-	-	-	257,985	-	257,985
- Short-term investments	-	77,026	-	-	77,026	-	77,026
Total assets	852,273	470,687	20,943	-	1,343,903	177,309	1,521,212
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss	Subtotal financial	Non-financial
	cost	Level 1	liabilities	liabilities	Total
June 30, 2025
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	339,065	-	339,065	205,669	544,734
Borrowings (Note 22)	1,793,696	-	1,793,696	-	1,793,696
Derivative financial instruments:
- Commodities options contracts	-	3	3	-	3
- Commodities futures contracts	-	3,494	3,494	-	3,494
- Foreign-currency options contracts	-	216	216	-	216
- Foreign-currency future contracts	-	539	539	-	539
- Swaps	-	5,830	5,830	-	5,830
Lease liabilities (Note 13)	160,666	-	160,666	-	160,666
Total liabilities	2,293,427	10,082	2,303,509	205,669	2,509,178

(i)	Correspond mainly to guarantee deposits required under certain financing agreements, which are required to remain restricted throughout the term of such obligations.

The following are details of the book value of financial instruments recognized, which were offset in the Consolidated Statement of Financial Position:

	06.30.2026			06.30.2025
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	599,980	(38,299)	561,681	714,487	(57,219)	657,268
Financial liabilities
Trade and other payables	(417,390)	38,299	(379,091)	(396,284)	57,219	(339,065)

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2026
Interest income	14,306	-	14,306
Other finance income	3	-	3
Interest and allowances generated by operating assets	8,466	-	8,466
Interest expenses	(153,244)	-	(153,244)
Lease liabilities interest	(3,236)	-	(3,236)
Foreign exchange, net	145,339	-	145,339
Fair value gain on financial assets at fair value through profit or loss	-	56,770	56,770
Gain from repurchase of Non-convertible Notes	354	-	354
Gain on financial instruments derived from commodities	-	40	40
Loss from derivative financial instruments (except commodities)	-	(10,461)	(10,461)
Other financial costs	(22,519)	-	(22,519)
Net result (i)	(10,531)	46,349	35,818
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	12,562	-	12,562
Other finance income	17	-	17
Interest and allowances generated by operating assets	9,924	-	9,924
Interest expenses	(93,298)	-	(93,298)
Lease liabilities interest	(2,375)	-	(2,375)
Foreign exchange, net	37,491	-	37,491
Fair value gain on financial assets at fair value through profit or loss	-	132,308	132,308
Gain from repurchase of Non-convertible Notes	976	-	976
Gain from commodity derivative financial instruments	-	14,683	14,683
Loss from derivative financial instruments (except commodities)	-	(19,235)	(19,235)
Other financial costs	(20,182)	-	(20,182)
Net result (i)	(54,885)	127,756	72,871

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	121,635	-	121,635
Other finance income	1	-	1
Interest and allowances generated by operating assets	37,787	-	37,787
Interest expenses	(109,776)	-	(109,776)
Lease liabilities interest	(3,623)	-	(3,623)
Foreign exchange, net	110,064	-	110,064
Fair value gain on financial assets at fair value through profit or loss	-	331,735	331,735
Gain from repurchase of Non-convertible Notes	455	-	455
Gain from commodity derivative financial instruments	-	20,742	20,742
Loss from derivative financial instruments (except commodities)	-	(89,806)	(89,806)
Other financial costs	(29,383)	-	(29,383)
Net result (i)	127,160	262,671	389,831

(i)

Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income, with the exception of Interest and discount generated by operating assets, which are included in ”Other operating results, net”.

The following table presents the changes in Level 3 financial instruments as of June 30, 2026 and 2025:

	Investments in financial assets - Others	Total
Balances at June 30, 2024	47	47
Loss for the year (i)	(47)	(47)
Balances at June 30, 2025	-	-
Gain for the year (i)	648	648
Balances at June 30, 2026	648	648

(i)	Included within “Financial results, net” in the Consolidated Statement of Income and Other Comprehensive Income

During the fiscal years ended June 30, 2026 and 2025, there were no transfers between levels. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments – Swaps	Theoretical price	Underlying asset price and volatility	Level 2	-

Purchase option – Warrant (Others)	Black & Scholes without dilution	Underlying asset price and volatility	Level 3	-

As of June 30, 2026, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group that were not considered in the fair value estimation.

As of June 30, 2026, the carrying amount of assets and liabilities measured at amortized cost does not differ significantly from their fair value, except for loans, whose fair value is disclosed in Note 22.